Submission	Dec. 16, 2025
Submission [Line Items]
Central Index Key	0001798618
Registrant Name	PIMCO Dynamic Income Opportunities Fund
Registration File Number	333-292201
Form Type	N-2
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A